Expense Example, No Redemption - Winton Managed Futures Trend Fund - Winton Managed Futures Trend Fund Class A	Apr. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 262
Expense Example, No Redemption, 3 Years	627
Expense Example, No Redemption, 5 Years	1,120
Expense Example, No Redemption, 10 Years	$ 2,477